EXPLORATION AND EVALUATION PROPERTIES	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
EXPLORATION AND EVALUATION PROPERITES

10.EXPLORATION AND EVALUATION PROPERTIES

The Company’s exploration and evaluation properties consist of the Cerro Quema Project and the Monitor Gold Project. The Camino Rojo Project is classified under “Mineral properties and related construction” (see note 9).

	Camino	Cerro	Monitor
	Rojo	Quema	Gold	Total
Acquisition costs
At January 1, 2020	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
Transferred to “mineral properties and related construction”	(39,272)	—	—	(39,272)
Transferred to value added taxes recoverable	(3,343)	—	—	(3,343)
At December 31, 2020	$—	$82,429	$314	$82,743
Additions	—	—	—	—
At December 31, 2021	$—	$82,429	$314	$82,743

Accumulated foreign exchange on translation
At January 1, 2020	$285	$—	$—	$285
Due to changes in exchange rates	(2,414)	—	—	(2,414)
Transferred to “mineral properties and related construction”	2,129	—	—	2,129
At December 31, 2020	$—	$—	$—	$—
Due to changes in exchange rates	—	—	—	—
At December 31, 2021	$—	$—	$—	$—

Acquisition costs
At December 31, 2020	$—	$82,429	$314	$82,743
At December 31, 2021	$—	$82,429	$314	$82,743

(a)Cerro Quema Project

The Cerro Quema Project is located on the Azuero Peninsula in Los Santos Province, Panama. The project is at the exploration and development stage for a proposed open pit mine with process by heap leaching. We own the mineral rights as well as the surface rights over the current mineral resource areas, proposed mine development areas, and priority drill target areas.

The original 20-year terms for the exploitation concessions expired in February and March of 2017. The Company has applied for the prescribed ten-year extension to these concessions as it is entitled to under Panamanian mineral law. In March 2017, the Ministry of Commerce and Industry provided written confirmation to the Company that the extension applications had been received and that exploration work could continue while the Company awaits renewal of the concessions. As of the date of these financial statements, final concession renewals have not been received and are still under review. However, we continue to receive ongoing drilling, water use, environmental and other permits, and have paid concession taxes, and issued the annual reports in the normal course.

The Company published the results of a Pre-Feasibility Study on the Cerro Quema Project entitled “Project Pre-Feasibility Updated NI 43-101 Technical Report on the Cerro Quema Project Province of Los Santos, Panama” dated January 18, 2022.

(b)Monitor Gold Project

The Monitor Gold Project consists of three separate option agreements consisting of 422 claims covering 3,416 hectares in Nye County, Nevada, USA.

In 2020, the payments required under the option agreements consisted of $40,000 in advance royalty payments, and $75,000 in work commitments, all of which requirements were met by the Company. In 2021, the payments required under the option agreements consist of $150,000 in share issuance (issued), $60,000 in advance royalty payments (paid), and $125,000 in work commitment (completed). To maintain the option agreements in good standing, minimum payments and work commitments are required each year until 2038.